Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of reconciliation of the (provision) recovery for income taxes [Table Text Block]
	Year ended December 31,
	2024	2023	2022
Loss before income taxes	$(5,135,576)	$(2,813,835)	$(6,574,638)
Statutory tax rate	27%	27%	27%
Recovery of income tax taxes based on combined federal and provincial statutory rates	(1,387,000)	(759,000)	(1,775,000)
Change in statutory, foreign tax, foreign exchange rates and other	(23,000)	15,000	(24,000)
Permanent differences	113,000	397,000	610,000
Share issue cost	-	(2,000)	(7,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(59,000)	12,000	14,000
Changes in unrecognized deductible differences	1,356,000	337,000	1,182,000
Total income tax expense (recovery)	$-	$-	$-

Disclosure of company's deferred tax assets [Table Text Block]
	2024	2023	2022
Deferred tax assets
Allowable capital losses	$221,000	$221,000	$47,000
Share issue costs	23,000	16,000	16,000
Marketable securities	9,000	5,000	-
Joint venture settlement obligation	910,000	1,079,000	1,029,000
Convertible debt	144,000	-	-
Non-capital and net operating loss carry forward	4,715,000	3,345,000	3,237,000
	6,022,000	4,666,000	4,329,000
Unrecognized deferred tax assets	(6,022,000)	(4,666,000)	(4,329,000)
Net deferred tax assets	-	-	-

Disclosure of temporary differences, unused tax credits and unused tax losses [Table Text Block]
	December 31, 2024		December 31, 2023
Temporary Differences	$	Expiry	$	Expiry
Share issue costs	86,000	2045 to 2047	60,000	2044 to 2047
Allowable capital losses	819,000	No expiry	819,000	No expiry
Marketable securities	65,000	No expiry	34,000	No expiry
Joint venture settlement obligation	3,369,000	No expiry	3,997,000	No expiry
Convertible debt	534,000	No expiry	-	-
Non-capital losses available for future periods	17,425,000	See below	12,451,000	See below
Canada	16,331,000	2034 to 2044	12,012,000	2034 to 2043
USA	986,000	No expiry	339,000	No expiry
USA	109,000	2032 to 2037	100,000	2032 to 2037
	December 31, 2022
Temporary Differences	$	Expiry
Share issue costs	60,000	2043 to 2046
Allowable capital losses	174,000	No expiry
Joint venture settlement obligation	3,812,000	No expiry
Non-capital losses available for future periods	12,048,000	See below
Canada	11,637,000	2034 to 2042
USA	309,000	No expiry
USA	102,000	2023 to 2037